SEGMENT INFORMATION	12 Months Ended
Jun. 28, 2017
Segment Information [Abstract]
Segment Reporting Disclosure
SEGMENT INFORMATION
Our operating segments are Chili's and Maggiano's. The Chili’s segment includes the results of our company-owned Chili’s restaurants in the U.S. and Canada as well as the results from our domestic and international franchise business. The Maggiano’s segment includes the results of our company-owned Maggiano’s restaurants.
Company sales are derived principally from the sales of food and beverages. Franchise and other revenues primarily includes royalties, development fees, franchise fees, banquet service charge income, gift card breakage and discounts, digital entertainment revenue, Chili's retail food product royalties and delivery fee income. We do not rely on any major customers as a source of sales, and the customers and long-lived assets of our operating segments are predominantly in the U.S. There were no material transactions amongst our operating segments.
Our chief operating decision maker uses operating income as the measure for assessing performance of our segments. Operating income includes revenues and expenses directly attributable to segment-level results of operations. Company restaurant expenses include food and beverage costs, restaurant labor costs and restaurant expenses. The following tables reconcile our segment results to our consolidated results reported in accordance with GAAP (in thousands):

	Fiscal Year Ended June 28, 2017
	Chili's	Maggiano's	Other	Consolidated
Company sales	$2,653,301	$409,278	$—	$3,062,579
Franchise and other revenues	66,693	21,565	—	88,258
Total revenues	2,719,994	430,843	—	3,150,837

Company restaurant expenses (a)	2,220,607	361,700	469	2,582,776
Depreciation and amortization	129,335	16,172	10,902	156,409
General and administrative	37,005	6,191	89,623	132,819
Other gains and charges	13,229	783	8,643	22,655
Total operating costs and expenses	2,400,176	384,846	109,637	2,894,659

Operating income	$319,818	$45,997	$(109,637)	$256,178

Segment assets	$1,173,797	$163,733	$76,170	$1,413,700
Equity method investment	10,171	—	—	10,171
Payments for property and equipment	75,992	13,288	13,293	102,573

	Fiscal Year Ended June 29, 2016
	Chili's	Maggiano's	Other	Consolidated
Company sales	$2,754,904	$411,755	$—	$3,166,659
Franchise and other revenues	68,484	22,346	—	90,830
Total revenues	2,823,388	434,101	—	3,257,489

Company restaurant expenses (a)	2,272,771	364,466	1,635	2,638,872
Depreciation and amortization	131,306	15,046	10,016	156,368
General and administrative	35,845	6,225	85,523	127,593
Other gains and charges	6,973	3,472	6,735	17,180
Total operating costs and expenses	2,446,895	389,209	103,909	2,940,013

Operating income	$376,493	$44,892	$(103,909)	$317,476

Segment assets	$1,218,009	$163,753	$76,688	$1,458,450
Equity method investment	10,257	—	—	10,257
Payments for property and equipment	80,277	17,540	14,971	112,788

	Fiscal Year Ended June 24, 2015
	Chili's	Maggiano's	Other	Consolidated
Company sales	$2,503,133	$401,613	$—	$2,904,746
Franchise and other revenues	75,860	21,672	—	97,532
Total revenues	2,578,993	423,285	—	3,002,278

Company restaurant expenses (a)	2,044,521	360,903	2,179	2,407,603
Depreciation and amortization	122,093	14,233	8,916	145,242
General and administrative	37,131	6,722	89,614	133,467
Other gains and charges	600	(1,009)	5,173	4,764
Total operating costs and expenses	2,204,345	380,849	105,882	2,691,076

Operating income	$374,648	$42,436	$(105,882)	$311,202

Payments for property and equipment	$114,416	$14,408	$11,438	$140,262
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(a)	Company restaurant expenses includes cost of sales, restaurant labor and restaurant expenses, including advertising.
Reconciliation of operating income to income before provision for income taxes:

	Fiscal Years Ended
	June 28, 2017	June 29, 2016	June 24, 2015
Operating income	$256,178	$317,476	$311,202
Less interest expense	(49,547)	(32,574)	(29,006)
Plus other, net	1,877	1,485	2,081
Income before provision for income taxes	$208,508	$286,387	$284,277